Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes

10. INCOME TAXES

Cayman Islands and the British Virgin Islands (“BVI”)

The Company and its subsidiary, 17 Technology Limited are tax-exempted companies incorporated in Cayman Islands. Under the current laws of Cayman Islands, the Company and 17 Technology Limited are not subject to income, corporate or capital gains tax, and Cayman Islands currently have no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of their shares are not subject to taxation and no withholding will be required in the Cayman Islands on the payment of any dividend or capital to any holder of their shares, nor will gains derived from the disposal of their shares be subject to Cayman Islands income or corporation tax. No provision for income taxes in Cayman Islands has been made as the Company and 17 Technology Limited had no taxable income for the years ended December 31, 2022, 2023 and 2024.

The Company’s subsidiaries, 17 Education World Limited, 17 Education Products Limited, and 17 Inspire Limited are incorporated in BVI and are not subject to income tax.

Hong Kong

The Company's subsidiaries, Sunny Education (HK) Limited, 17 Vision Limited, 17 Glory Limited, and 17 Legend Limited are located in Hong Kong. According to the Hong Kong regulations, Hong Kong entities are subject to a two-tiered income tax rate for taxable income earned in Hong Kong with effect from April 1, 2018. The first HK$2 million of profits earned by HK entity will be taxed at 8.25%, while the remaining profits will continue to be taxed at the existing 16.5% tax rate. In addition, to avoid abuse of the two-tiered tax regime, each group of connected entities can nominate only one entity to benefit from the two-tiered tax rate. Considering HK entities were in accumulated loss position, they did not apply to the two-tier tax rates. No provision for Hong Kong profits tax was made as the Group had no estimated assessable profit that was subject to Hong Kong profits tax during 2022, 2023 and 2024.

PRC

The Company's subsidiary, the VIEs and the VIEs' subsidiaries, which were entities incorporated in the PRC (the "PRC entities"), are subject to PRC Enterprise Income Tax ("EIT") on their taxable income in accordance with the relevant PRC income tax laws, which have adopted a unified income tax rate of 25% since January 1, 2008. Shanghai Hexu, and Beijing Yiqi Education were qualified as High and New Technology Enterprise ("HNTE") from 2022 to 2024, and accordingly were entitled to the 15% preferential tax rate during the periods. Shanghai Hexu's HNTE status expired after 2024 and Beijing Yiqi Education’s HNTE status is set to expire after 2026. Beijing Yiqi Development was qualified as HNTE from 2023 to 2024, and accordingly were entitled to the 15% preferential tax rate during the periods. Beijing Yiqi Development’s HNTE status is set to expire after 2025.

The income tax expenses in the consolidated statements of operations were nil, nil and nil for the years ended December 31, 2022, 2023 and 2024, respectively.

The principal components of deferred taxes were as follows:

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB
Deferred tax assets
Advertising and promotional expenses carrying forwards	24,859	24,673	25,465
Expected credit loss	277	2,598	5,681
Impairment for property and equipment, right-of-use assets, rental deposits and other assets	647	1,246	1,246
Net operating loss carrying forwards	1,054,013	1,123,125	1,163,453
Total deferred tax assets	1,079,796	1,151,642	1,195,845
Less: valuation allowance	(1,079,796)	(1,151,642)	(1,195,845)
Deferred tax assets, net	—	—	—

As of December 31, 2024, the Group had net operating loss carrying forwards of RMB5,194,469 from the Group's PRC entities, which will expire on various dates from December 31, 2025 to December 31, 2034.

10. INCOME TAXES - continued

PRC - continued

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Loss before provision for income tax	(177,872)	(311,782)	(192,927)
Income tax benefit computed at an applicable tax rate of 25%	(44,468)	(77,946)	(48,233)
Effect of non-deductible expenses	6,980	1,516	1,486
Effect of research and development expenses super deduction	(6,698)	(12,316)	(4,868)
Effect of preferential tax rate	28,615	16,326	3,683
Effect on tax rates in different tax jurisdictions	3,596	574	3,729
Change in valuation allowance	11,975	71,846	44,203
	—	—	—

If the tax holidays granted to Shanghai Hexu, Beijing Yiqi Education and Beijing Yiqi Development were not available, there would be no additional income tax expenses incurred for the Group and no impact on the basic and diluted net loss per ordinary share attributable to the Company, for the three years ended December 31, 2024.

The movements of valuation allowance for the years end December 31, 2022, 2023 and 2024 were as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the period	1,067,821	1,079,796	1,151,642
Additions	11,975	71,846	44,203
Balance at end of the period	1,079,796	1,151,642	1,195,845

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2022, 2023 and 2024.

The authoritative guidance requires that the Group recognizes the impact of a tax position in the financial statements if that position is more likely than not of being sustained upon audit by the tax authority, based on the technical merits of the position. Under PRC laws and regulations, arrangements and transactions among related parties may be subject to examination by the PRC tax authorities. If the PRC tax authorities determine that the contractual arrangements among related companies do not represent a price under normal commercial terms, they may make adjustments to the companies' income and expenses. A transfer pricing adjustment could result in additional tax liabilities. The Group did not have any significant unrecognized uncertain tax positions as of and for the years ended December 31, 2022, 2023 and 2024.

In addition, uncertainties exist with respect to how the current income tax law in the PRC applies to the Group's overall operations, and more specifically, with regard to tax residency status. The New Enterprise Income Tax ("EIT") Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.